UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          October 28, 2002

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   95

Form 13F information Table Value Total:   $232,740



List of Other Included Managers:


FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2370   58,675                                        58675
AIR PRODUCTS       COM   009158106          228    5,430                                         5430
AMERICAN EXPRESS   COM   025816109          216    6,930                                         6930
AMERICAN INTL      COM   026874107         4499   82,254                                        82254
ANHEUSER BUSCH     COM   035229103         4086   80,750                                        80750
AUTOMATIC DATA     COM   053015103         3031   87,175                                        87175
BANKAMERICA        COM   060505104          223    3,496                                         3496
BANK OF NEW YORK   COM   064057102         1133   39,421                                        39421
BAXTER INTL        COM   071813109          342   11,198                                        11198
BECTON DICKINSON   COM   075887109         1610   56,675                                        56675
BORDERS            COM   099709107         3117  197,250                                       117250             80,000
BPA AMOCO          COM   055622104          846   21,208                                        21208
CAPITAL AUTOMOTIV  COM   139733109         9161  366,750                                       271750             95,000
CARPENTER TECH     COM   144285103          762   58,597                                         8597             50,000
CEDAR FAIR L.P     COM   150185106          444   19,000                                        19000
COCA COLA          COM   191211600          254    5,300                                         5300
COLGATE PALMOLIVE  COM   194162103         2816   52,197                                        52197
CHEVRON/TEXACO     COM   166764100          542    7,828                                         7828
COMMERCE BANCORP   COM   200519106         2674   64,427                                        64427
COMPUDYNE          COM   204795306         1017  118,550                                        31150             87,400
CONAGRA            COM   205887102         1646   66,225                                        66225
CSX                COM   126408103         3476  131,775                                       131775

  COLUMN TOTALS                           41017

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         6144  640,650                                       458650             182,000
D & K HEALTHCARE   COM   232861104          983  109,850                                        75850              34,000
DOVER CORP         COM   260003108         1345   53,000                                        53000
DREXLER TECHNOLOG  COM   261876106         1159   79,700                                        19900               59800
DUKE ENERGY        COM   264399106          209   10,667                                        10667
DU PONT            COM   263534109          284    7,872                                         7872
EMBREX             COM   290817105         4247  364,225                                       264225             100,000
EDGE PETROLEUM     COM   279862106         2397  542,201                                       440201             102,000
EMERSON ELECTRIC   COM   291011104          411    9,344                                         9344
EVERGREEN RES      COM   299900308         1112   27,125                                        27125
GANNETT            COM   364730101         1256   17,400                                        17400
GENERAL DYNAMICS   COM   369550108         2448   30,096                                        30096
GENERAL ELECTRIC   COM   369604103         6470  262,479                                       262479
GENTEX             COM   371901109         6361  234,125                                       160025             74,100
GILLETTE           COM   375766102          588   19,850                                        19850
GLAXO HOLDINGS     COM   37733W105          326    8,493                                         8493
W W GRAINGER       COM   384802104         1207   28,375                                        28375
GROUP 1 SOFTWARE   COM   399434103         1366   97,550                                        68950             28,600
H J HEINZ          COM   423074103          931   27,911                                        27911
HERSHEY FOODS      COM   427866108         3251   52,400                                        52400
IBM                COM   459200101          739   12,655                                        12655
IMPATH             COM   45255G101         2465  190,925                                        94925              96,000
INTEL              COM   458140100         1221   87,931                                        87931
JOHNSON & JOHNSON  COM   478160104         1809   33,444                                        33444
KENSEY NASH        COM   490057106         7211  479,400                                       348400             131,000
KIMBERLY CLARK     COM   494368103         4669   82,434                                        82434
KINGSWAY FINANCIA  COM   496904103         1365  165,500                                       165500
LILLY, ELI         COM   532457108         2903   52,450                                        52450
LITHIA MOTORS      COM   536797103         6013  353,525                                       248925              104600

  COLUMN TOTALS                           70890


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
MEADE INSTRUMENT   COM   583062104         2966  950,600                                       824600            126,000
MEDTRONIC          COM   585055106         4199   99,700                                        99700
McGRAW HILL        COM   580645109         1053   17,200                                        17200
MELLON BANK        COM   58551A108         3541  136,550                                       136550
MERCK              COM   589331107         2092   45,772                                        45772
MICROSOFT          COM   594918104         2945   67,335                                        67335
3 M COMPANY        COM   604059105          385    3,500                                         3500
MONSANTO           COM   61166W101          307   20,083                                        20083
NATL PENN BANC     COM   637138108         1768   63,221                                        63221
PARKWAY PROP       COM   70159Q104         6470  191,193                                       132293              58,900
PENN NATL GAMING   COM   707569109        11346  600,938                                       437938              163000
PEPSICO            COM   713448108         5293  143,248                                       143248
PERF. FOOD GROUP   COM   713755106         6945  204,500                                       138700              65,800
PFIZER             COM   717081103         1078   37,155                                        37155
PLANTRONICS        COM   727493108         1610   98,750                                        63950              34,800
PROCTOR & GAMBLE   COM   742718109         2667   29,835                                        29835
PUBLIC STORAGE     COM   74460D109          477   14,950                                        14950

  COLUMN TOTALS                           54665
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          425   10,073                                        10073
PHARMACIA  CORP    COM   71713U102         4589  118,042                                       118042
Q-LOGIC            COM   747277101         6735  258,651                                       218851              39,800
QUIXOTE            COM   749056107         1414   76,636                                        76636
RICHARDSON ELEC.   COM   763165107         1656  251,700                                       157900              93,800
ROCK OF AGES       COM   772632105         1251  320,850                                       183950             136,900
ROYAL DUTCH        COM   780257705          218    5,425                                         5425
SBC COMMUNICATION  COM   78387G103         1492   74,230                                        74230
SCHERING PLOUGH    COM   806605101          514   24,100                                        24100
SARA LEE           COM   803111103          425   23,228                                        23228
SCHLUMBERGER       COM   806857108          335    8,700                                         8700
SCHWAB             COM   808513105          377   43,300                                        43300
STATE ST CORP      COM   857473102         1184   30,650                                        30650
SERVICEMASTER      COM   817615107          152   13,979                                        13979
STRYKER CORP       COM   863667101         1063   18,450                                        18450
SUNRISE ASSISTED   COM   86768K106         1467   68,400                                        13400              55,000
SYSCO CORP         COM   871829107         5677  199,957                                       199957
A T & T CORP.      COM   001957109          184   15,281                                        15281
UNITED TECHNOLOGI  COM   913017109         1577   27,916                                        27916
UNIVERSAL ELECT.   COM   913483103         3101  346,475                                       221475             125,000
VERIZON            COM   92343V104         1186   43,209                                        43209
WACHOVIA           COM   929903102         2971   90,871                                        90871
WALGREEN           COM   931422109         4771  155,090                                       155090
WALMART            COM   931142103         5376  109,175                                       109175
WRIGLEY            COM   982526105         2540   51,325                                        51325
EXXON MOBIL        COM   30231G102         5847  183,278                                       183278
DENTSPLY INTL      COM   249030107         9641  239,997                                       239997
  COLUMN TOTALS                           66168
   FINAL TOTAL                         $232,740

